Property and Equipment	12 Months Ended
Feb. 24, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in millions):

	February 24, 2018	February 25, 2017
Land	$2,624.7	$2,782.5
Buildings	5,407.9	5,637.7
Property under construction	579.3	550.7
Leasehold improvements	1,367.5	1,278.8
Fixtures and equipment	4,488.9	3,737.5
Buildings under capital leases	1,037.1	1,052.7
Total property and equipment	15,505.4	15,039.9

Accumulated depreciation and amortization	(4,735.1)	(3,528.1)
Total property and equipment, net	$10,770.3	$11,511.8

Depreciation expense was $1,330.5 million, $1,245.5 million and $1,096.2 million for fiscal 2017, 2016 and 2015, respectively. Amortization expense related to capitalized lease assets was $120.2 million, $144.5 million and $137.1 million in fiscal 2017, 2016 and 2015, respectively. Fixed asset impairment losses of $78.8 million, $39.5 million and $35.9 million were recorded as a component of Selling and administrative expenses in fiscal 2017, 2016 and 2015, respectively. The impairment losses primarily relate to assets in underperforming stores.